S000022500 [Member] Investment Strategy - iShares Global Timber & Forestry ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P Global Timber & Forestry IndexTM (the “Underlying Index”), which measures the performance of companies engaged in the ownership, management or upstream supply chain of forests and timberlands from both developed and emerging markets. These include forest products companies, timber real estate investment trusts (“REITs”), paper products companies, paper packaging companies and agricultural products companies. Because many securities included in the Underlying Index may be issued by specialized REITs and forest products companies, the Fund is concentrated in the specialized REITs and forest products industries. Companies are eligible for inclusion if they have a minimum total market capitalization of greater than or equal to $300 million, a float adjusted market capitalization (“FMC”) of greater than or equal to $100 million, a median daily value traded of at least $3 million ($2 million for existing constituents) for the six months prior to the rebalancing reference date.
Stocks that meet the above eligibility criteria are reviewed for specific practices related to timber and forestry. Underlying Index constituents are drawn from the S&P Global BMI. The preliminary universe of companies is identified based on any of the following screens:
• Companies that derive at least 25% in aggregate revenue from Timber and Forestry-related businesses as defined by FactSet’s Revere Business Industry Classification System (“RBICS”) data.
• Companies defined as Timber REITs that have a GICS Specialized REITs classification.

• Companies in the universe at the previous rebalancing that were assigned an Exposure Score of at least 0.5 (including companies that were not actually selected for inclusion).

Companies with greater than 75% aggregate revenue from Timber and Forestry-related businesses and all companies from the GICS Timber REITs sub-industry are included in the Underlying Index. If the total number of companies is less than 100, the Index Provider next adds additional constituents in order of revenue exposure to Timber and Forestry-related businesses (the “Exposure Score”) and FMC until the constituent count reaches 100 or until all constituents with an Exposure Score of 0.5 or above are selected. The Underlying Index is weighted based on the product of each constituent's Exposure Score and FMC, subject to certain constraints.
In addition, the Index Provider uses company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.) and other exclusion guidelines based on a company’s compliance with the United Nations Global Compact (“UNGC”) provided by Sustainalytics. Effective with the index review in September 2024, the Index Provider will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). Lastly, the Index Provider uses RepRisk, a leading provider of business intelligence on environmental, social, and governance risks, for screening and analysis of controversies related to companies within the Underlying Index. Companies without coverage are ineligible for index inclusion until they receive such coverage.
As of March 31, 2025, the Underlying Index was composed of securities of companies in the following countries: Brazil, Canada, Chilé, China, Finland, Indonesia, Japan, Saudi Arabia, South Africa, Sweden, the United Kingdom (the “U.K.”) and the U.S. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials, natural resources, real estate and timber and forestry-related industries, sub-industries, sectors or sub-sectors. The components of the Underlying Index are likely to change over time.
The Underlying Index is reconstituted semi-annually after the close of the last business day in March and September. The reference date for the reconstitutions is after the close of the last business day of February and August, respectively. In addition, the Underlying Index is reweighted quarterly after the close on the last business day of March, June, September, and December. The pricing reference date used for re-weighting purposes is seven business days prior to the effective date.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.